EXHIBIT 99.3

John Deere Owner Trust 2007
Servicer’s Certificate

$239,000,000	Class A-1 5.33006% Asset Backed Notes due May 15, 2008
$191,000,000	Class A-2 5.21% Asset Backed Notes due October 15, 2009
$365,000,000	Class A-3 5.04% Asset Backed Notes due July 15, 2011
$205,800,000	Class A-4 5.07% Asset Backed Notes due April 15, 2014
$15,279,095	Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Jun-07
Actual Payment Date (A/360)				15-Jun-07
Collection Period Begin Date				30-Apr-07
Collection Period End Date				27-May-07
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				31

(1)	Total Distribution Amount:			$29,963,654.67
			(a) Total cash receipts during the month:	$19,901,568.96
			(b) Administrative repurchases during the month:	$10,001,141.07
			(c) Investment earnings on cash accounts:	$60,944.64

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)			Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$4,179,767.41
			Noteholders’ Interest Carryover Shortfall:	$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$948,004.08
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$829,258.33
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$1,533,000.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$869,505.00
		(ii)	‘Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)			Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$23,897,264.26
			Noteholders’ Principal Carryover Shortfall:	$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$23,897,264.26
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$23,897,264.26

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$28,077,031.67

(6)	Reserve Account balance:
			(a) Beginning balance:	$15,241,187.00
			(b) Amount of deposit from Collection Account to Reserve Account:	$0.00
			(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
			(i) Interest Amount included above:	$0.00
			(ii) Principal Amount included above:	$0.00
			(d) Ending Balance (after giving effect to all distributions):	$15,241,187.00
			(e) Specified Reserve Account Balance (after all distributions and adjustments):	$15,241,187.00

(7)	Servicing Fee:			$804,977.98
	(a)	Amount of Servicing Fee earned:		$804,977.98
	(b)	Amount of Servicing Fee paid:		$987,201.24
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(9)	Certificateholders’ Distributable Amount:			$0.00

(10)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$899,321.76

(11)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$939,883,878.68

	(b)	Note Value as of the end of the related Collection Period:		$959,728,842.51

	(c)	Number of Accounts at the end of the related Collection Period:		19,416

(12)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$182,649,747.30
		(ii)	Class A-1 Note Pool Factor:	0.7642249

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$191,000,000.00
		(ii)	Class A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$365,000,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$205,800,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of the Certificates:		$15,279,095.00
		(ii)	Certificate Pool Factor:		1.0000000

(13)	Aggregate amount of Purchased Receivables for related Collection Period:				$0.00

(14)	(i)	Aggregate amount of net losses for the collection period:			$15.57
	(ii)	Cumulative amount of net losses:			$1,566.11
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):			0.00%

(15)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:			0.65%
	(ii)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):			0.33%

(16)	Collateral Composition:
			(a)	Number of loans at the beginning of the period:	19,647
			(b)	Number of loans at the end of the period:	19,416
			(c)	Weighted average remaining term on receivables:	48.32
			(d)	Prepayment amount - monthly:	$12,836,317.32
			(e)	Prepayment amount - life-to-date:	$35,240,791.56
			(f)	Weighted average APR of the pool assets:	7.49%
			(g)	Pool Factor:	0.94